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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number: 028 - 13698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                   11/04/2011
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total: $     44,587
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
30-SEP-11                                                           MARKET                   INVESTMENT     OTHER          VOTING
NAME OF ISSUER                    TITLE OF CLASS    CUSIP   VALUE  (X$1000)   SHARES SH/PN   DISCRETION  MANAGERS  AUTHORITY SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Apple Inc                                  CL B   037833100         $495.72     1,300        SH           Sole            1,300
Canadian Imperial Bank of Comm              COM   136069101       $5,538.47    79,325        SH           Sole           79,325
CGI Group Inc                      CL A SUB VTG   39945C109         $365.57    19,435        SH           Sole           19,435
CVS Caremark Corp                           COM   126650100         $977.47    29,100        SH           Sole           29,100
GLG Life Tech Corp                          COM   361793201         $560.12   159,126        SH           Sole          159,126
Honeywell International Inc                 COM   438516106         $254.68     5,800        SH           Sole            5,800
Intel Corp                                  COM   458140100       $5,242.65   245,730        SH           Sole          245,730
MI Developments Inc                         COM   55304X104       $3,634.70   136,900        SH           Sole          136,900
Occidental Petroleum Corp                   COM   674599105       $3,465.03    48,462        SH           Sole           48,462
Research In Motion Ltd                      COM   760975102         $339.56    16,727        SH           Sole           16,727
Royal Gold Inc                              COM   780287108       $2,601.28    40,607        SH           Sole           40,607
Schlumberger Ltd                            COM   806857108       $2,813.28    47,100        SH           Sole           47,100
Consumer Staples Select Sector              COM   81369Y308         $771.16    26,000        SH           Sole           26,000
Health Care Select Sector SPDR              COM   81369Y209       $1,719.77    54,200        SH           Sole           54,200
Utilities Select Sector SPDR F              COM   81369Y886         $679.12    20,200        SH           Sole           20,200
Suncor Energy Inc                           COM   867224107       $3,081.55   121,130        SH           Sole          121,130
Teck Resources Ltd                         CL B   878742204         $510.83    17,500        SH           Sole           17,500
Teva Pharmaceutical Industries              COM   881624209       $3,409.35    91,600        SH           Sole           91,600
Toronto-Dominion Bank/The                   COM   891160509       $7,921.07   111,643        SH           Sole          111,643
Westport Innovations Inc                    COM   960908309         $206.61     7,142        SH           Sole            7,142